Intangible Assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets, net
Schedule of Finite Lived Intangible Assets
	March 31,	December 31,
	2025	2024
Patents	$4,195,353	$4,195,353
Accumulated amortization	(557,845)	(495,862)
Intangible assets, net	$3,637,508	$3,699,491

	December 31,	December 31
	2024	2023
Patents	$4,195,353	$4,195,353
Accumulated amortization	(495,862)	(247,247)
Intangible assets, net	$3,699,491	$3,948,106

Schedule of Estimated Future Amortization Expense for Finite Lived Intangibles
December 31,
2025 (remaining nine months)	$185,948
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,836
$3,637,508

December 31,
2025	$247,931
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,836
$3,699,491